Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000219258 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Muni Income Active ETF
Class Name	iShares High Yield Muni Income Active ETF
Trading Symbol	HYMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares High Yield Muni Income Active ETF (the “Fund”) (formerly known as BlackRock High Yield Muni Income Bond ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Muni Income Active ETF	$17	0.33%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.18%	7.68%	1.63%
Bloomberg Municipal Bond Index	1.05	2.08	0.14
Bloomberg Municipal High Yield Bond Index	1.75	7.62	1.87
Bloomberg Custom Blend Benchmark	1.65	6.79	1.63

Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 286,709,970
Holdings Count | Holding	365
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$286,709,970
Number of Portfolio Holdings	365
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	0.9%
AA/Aa	2.3%
A	8.6%
BBB/Baa	13.7%
BB/Ba	12.0%
B	3.3%
CCC/Caa	0.2%
N/R(b)	59.0%
Five largest holdings
Security	Percent of Total Investments(a)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 5.00%, 07/01/58	3.0%
New York Transportation Development Corp. RB AMT, 5.50%, 06/30/60	2.5%
Southeast Energy Authority A Cooperative District RB, 5.00%, 01/01/56	2.5%
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	2.0%
Metropolitan Transportation Authority RB, Series A-1, 5.00%, 11/15/45	2.0%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.3% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.3% of total investments.if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 5.00%, 07/01/58	3.0%
New York Transportation Development Corp. RB AMT, 5.50%, 06/30/60	2.5%
Southeast Energy Authority A Cooperative District RB, 5.00%, 01/01/56	2.5%
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	2.0%
Metropolitan Transportation Authority RB, Series A-1, 5.00%, 11/15/45	2.0%
(a)Excludes money market funds.
C000225367 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Intermediate Muni Income Active ETF
Class Name	iShares Intermediate Muni Income Active ETF
Trading Symbol	INMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Intermediate Muni Income Active ETF (the “Fund”) (formerly known as BlackRock Intermediate Muni Income Bond ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Muni Income Active ETF	$15	0.29%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.74%	3.31%	1.21%
Bloomberg Municipal Bond Index	1.05	2.08	0.14
Bloomberg Municipal 3-10 Year Index	1.54	1.77	0.26
Bloomberg Custom Blend Benchmark	1.41	2.38	0.64

Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 45,031,208
Holdings Count | Holding	137
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$45,031,208
Number of Portfolio Holdings	137
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	9.8%
AA/Aa	23.1%
A	48.1%
BBB/Baa	11.2%
BB/Ba	0.7%
B	1.1%
N/R(b)	6.0%
Five largest holdings
Security	Percent of Total Investments(a)
County of Jefferson Alabama Sewer Revenue RB, 5.25%, 10/01/44	2.4%
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 02/15/25	2.3%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	1.8%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	1.7%
California Community Choice Financing Authority RB, 4.87%, 12/01/53	1.7%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.3% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.3% of total investments.if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
County of Jefferson Alabama Sewer Revenue RB, 5.25%, 10/01/44	2.4%
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 02/15/25	2.3%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	1.8%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	1.7%
California Community Choice Financing Authority RB, 4.87%, 12/01/53	1.7%
(a)Excludes money market funds.
C000238207 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Floating Rate Loan Active ETF
Class Name	iShares Floating Rate Loan Active ETF
Trading Symbol	BRLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Floating Rate Loan Active ETF (the “Fund”) (formerly known as BlackRock Floating Rate Loan ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Loan Active ETF	$27	0.52%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	4.04%	8.46%	10.15%
Bloomberg U.S. Universal Index	0.66	2.90	4.25
Morningstar LSTA Leveraged Loan Index	4.37	8.97	10.76

Performance Inception Date	Oct. 04, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 65,493,474
Holdings Count | Holding	461
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$65,493,474
Number of Portfolio Holdings	461
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	—	%(b)
BBB/Baa	6.8%
BB/Ba	30.7%
B	52.9%
CCC/Caa	3.4%
C	0.2%
N/R	5.7%
	0.3%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.5%
1-5 Years	45.5%
5-10 Years	54.0%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000239899 [Member]
Shareholder Report [Line Items]
Fund Name	iShares AAA CLO Active ETF
Class Name	iShares AAA CLO Active ETF
Trading Symbol	CLOA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares AAA CLO Active ETF (the “Fund”) (formerly known as BlackRock AAA CLO ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares AAA CLO Active ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.37%	7.02%	8.03%
Bloomberg U.S. Universal Index	0.66	2.90	3.41
JP Morgan CLOIE AAA Index	3.33	6.94	7.85

Performance Inception Date	Jan. 10, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 681,563,344
Holdings Count | Holding	261
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$681,563,344
Number of Portfolio Holdings	261
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.2%
5-10 Years	29.9%
10-15 Years	69.9%
Ten largest holdings
Security	Percent of Total Investments(a)
OCP CLO Ltd., 5.70%, 10/20/34	1.1%
CIFC Funding Ltd., 5.73%, 01/15/40	1.1%
Birch Grove CLO 4 Ltd., 5.78%, 07/15/37	0.8%
Apidos CLO XX, 6.12%, 07/16/31	0.8%
Golub Capital Partners CLO 58B Ltd., 5.74%, 01/25/35	0.8%
Sixth Street CLO XVII Ltd., 5.79%, 01/20/34	0.8%
Whitebox CLO I Ltd., 5.62%, 07/24/36	0.7%
AGL CLO 12 Ltd., 5.71%, 07/20/34	0.7%
Palmer Square CLO Ltd., 5.93%, 11/14/34	0.7%
Diameter Capital CLO 2 Ltd., 5.69%, 10/15/37	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
OCP CLO Ltd., 5.70%, 10/20/34	1.1%
CIFC Funding Ltd., 5.73%, 01/15/40	1.1%
Birch Grove CLO 4 Ltd., 5.78%, 07/15/37	0.8%
Apidos CLO XX, 6.12%, 07/16/31	0.8%
Golub Capital Partners CLO 58B Ltd., 5.74%, 01/25/35	0.8%
Sixth Street CLO XVII Ltd., 5.79%, 01/20/34	0.8%
Whitebox CLO I Ltd., 5.62%, 07/24/36	0.7%
AGL CLO 12 Ltd., 5.71%, 07/20/34	0.7%
Palmer Square CLO Ltd., 5.93%, 11/14/34	0.7%
Diameter Capital CLO 2 Ltd., 5.69%, 10/15/37	0.7%
(a)	Excludes money market funds.

C000242803 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Flexible Income Active ETF
Class Name	iShares Flexible Income Active ETF
Trading Symbol	BINC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Flexible Income Active ETF (the “Fund”) (formerly known as BlackRock Flexible Income ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Flexible Income Active ETF	$19	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.10%	6.48%	8.51%
Bloomberg U.S. Universal Index	0.66	2.90	4.01

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,545,076,098
Holdings Count | Holding	3,374
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,545,076,098
Number of Portfolio Holdings	3,374
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	42.7%
Collateralized Mortgage Obligations	21.2%
Asset-Backed Securities	17.1%
U.S. Government & Agency Obligations	8.4%
Floating Rate Loan Interests	4.6%
Foreign Government Obligations	4.0%
Investment Companies	3.8%
Convertible Bonds	0.3%
Municipal Debt Obligations	—	%(b)
Preferred Stocks	—	%(b)
Other^	(2.1)%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	28.1%
AA/Aa	2.7%
A	5.4%
BBB/Baa	10.4%
BB/Ba	20.0%
B	14.0%
CCC/Caa	0.7%
C	—	%(b)
D	—	%(b)
N/R(c)	18.7%
(a)	Excludes money market funds, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.

^	Ten largest investment types are presented. Additional investment types are found in Other.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000242862 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term California Muni Active ETF
Class Name	iShares Short-Term California Muni Active ETF
Trading Symbol	CALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term California Muni Active ETF (the “Fund”) (formerly known as BlackRock Short-Term California Muni Bond ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term California Muni Active ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.63%	3.19%	3.32%
Bloomberg Municipal Bond Index	1.05	2.08	3.55
Bloomberg California Municipal 0-2 Year Index	1.53	3.07	3.21

Performance Inception Date	Jul. 11, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 55,321,576
Holdings Count | Holding	98
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,321,576
Number of Portfolio Holdings	98
Portfolio Turnover Rate	74%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	6.1%
AA/Aa	75.7%
A	14.1%
BBB/Baa	3.4%
N/R(b)	0.7%
Five largest holdings
Security	Percent of Total Investments(a)
University of California RB, 1.20%, 02/07/25	7.1%
San Diego Public Facilities Financing Authority RB, 2.33%, 02/07/25	4.0%
Bay Area Toll Authority RB, 1.55%, 02/03/25	3.7%
State of California GO, 1.35%, 02/07/25	3.7%
University of California RB, Series AL-1, 1.50%, 02/03/25	2.4%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
University of California RB, 1.20%, 02/07/25	7.1%
San Diego Public Facilities Financing Authority RB, 2.33%, 02/07/25	4.0%
Bay Area Toll Authority RB, 1.55%, 02/03/25	3.7%
State of California GO, 1.35%, 02/07/25	3.7%
University of California RB, Series AL-1, 1.50%, 02/03/25	2.4%
(a)Excludes money market funds.
C000246586 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total Return Active ETF
Class Name	iShares Total Return Active ETF
Trading Symbol	BRTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total Return Active ETF (the “Fund”) (formerly known as BlackRock Total Return ETF) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total Return Active ETF	$19	0.37%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	0.11%	2.42%	4.34%
Bloomberg U.S. Aggregate Bond Index	0.18	2.07	3.90

Performance Inception Date	Dec. 12, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 153,711,826
Holdings Count | Holding	1,323
Investment Company Portfolio Turnover	315.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$153,711,826
Number of Portfolio Holdings	1,323
Portfolio Turnover Rate	315%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(b)	66.1%
AA/Aa	2.2%
A	6.3%
BBB/Baa	13.3%
BB/Ba	1.8%
B	0.6%
CCC/Caa	0.3%
CC/Ca	0.1%
C	1.1%
D	0.1%
N/R(c)	8.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.6%
1-5 Years	18.4%
5-10 Years	28.1%
10-15 Years	9.1%
15-20 Years	5.6%
More than 20 Years	35.2%
(a)	Excludes money market funds, short investments and options, if any.
(b)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000255648 [Member]
Shareholder Report [Line Items]
Fund Name	iShares BBB-B CLO Active ETF
Class Name	iShares BBB-B CLO Active ETF
Trading Symbol	BCLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares BBB-B CLO Active ETF (the “Fund”) for the period of January 29, 2025 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB-B CLO Active ETF	$0(a)	0.45%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 0	[8]
Expense Ratio, Percent	0.45%	[9]
Net Assets	$ 60,179,457
Holdings Count | Holding	29
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$60,179,457
Number of Portfolio Holdings	29
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	7.7%
10-15 Years	92.3%
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Partners XIV Ltd., 7.14%, 07/21/37	7.0%
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.39%, 10/20/37	5.4%
AIMCO CLO 18 Ltd., 7.14%, 07/20/37	5.2%
Symphony CLO XXXIII Ltd., 6.88%, 01/24/38	5.2%
Birch Grove CLO 11 Ltd., 1.00%, 01/22/38	4.4%
iShares AAA CLO Active ETF	4.3%
Barings CLO Ltd., 8.80%, 10/15/36	4.0%
Madison Park Funding XXXVII Ltd., 8.05%, 04/15/37	3.5%
Elmwood CLO V Ltd., 8.54%, 10/20/37	3.5%
Golub Capital Partners CLO 74 B Ltd., 7.50%, 07/25/37	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Partners XIV Ltd., 7.14%, 07/21/37	7.0%
GoldenTree Loan Management U.S. CLO 10 Ltd., 7.39%, 10/20/37	5.4%
AIMCO CLO 18 Ltd., 7.14%, 07/20/37	5.2%
Symphony CLO XXXIII Ltd., 6.88%, 01/24/38	5.2%
Birch Grove CLO 11 Ltd., 1.00%, 01/22/38	4.4%
iShares AAA CLO Active ETF	4.3%
Barings CLO Ltd., 8.80%, 10/15/36	4.0%
Madison Park Funding XXXVII Ltd., 8.05%, 04/15/37	3.5%
Elmwood CLO V Ltd., 8.54%, 10/20/37	3.5%
Golub Capital Partners CLO 74 B Ltd., 7.50%, 07/25/37	3.5%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[9]	Annualized.